WISDOMTREE DIGITAL TRUST

(the “Trust”)

Supplement dated July 8, 2024

to each currently effective

Prospectus for the:

WisdomTree Short-Term Treasury Digital Fund

WisdomTree 3-7 Year Treasury Digital Fund

WisdomTree 7-10 Year Treasury Digital Fund

WisdomTree Long-Term Treasury Digital Fund

WisdomTree Floating Rate Treasury Digital Fund

WisdomTree TIPS Digital Fund

WisdomTree 500 Digital Fund

WisdomTree Technology & Innovation 100 Digital Fund

WisdomTree Short-Duration Income Digital Fund

WisdomTree Siegel Global Equity Digital Fund

WisdomTree Siegel Longevity Digital Fund

WisdomTree Siegel Moderate Digital Fund

(collectively, the “Funds”)

The Funds are not currently available for purchase by institutional investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE